INCOME TAXES (DETAILS) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense (Benefit) [Abstract]
Current tax expense									$ 11,900,000	$ 9,700,000	$ 9,300,000
Deferred tax provision									101,600,000	69,600,000	14,300,000
Income tax expense on period income									113,500,000	79,300,000	23,600,000
Valuation allowance									(143,000,000)	(95,000,000)	27,800,000
Total income tax expense (benefit)	(37,900,000)	117,800,000	(25,400,000)	(25,000,000)	60,300,000	(21,800,000)	(11,500,000)	(11,300,000)	(29,500,000)	(15,700,000)	51,400,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. statutory corporate rate									35.00%	35.00%	35.00%
Valuation allowance									(46.70%)	(42.20%)	38.70%
Other nondeductible benefits									0.70%	(0.60%)	(3.50%)
State taxes									0.90%	0.90%	1.40%
Provision for tax issues, tax credits and other									0.50%	(0.10%)	0.00%
Effective tax rate									(9.60%)	(7.00%)	71.60%
Deferred tax assets:
Operating loss carryforwards, Life insurance subsidiaries	583,000,000				681,700,000				583,000,000	681,700,000
Operating loss carryforwards, Non-life companies	862,200,000				870,600,000				862,200,000	870,600,000
Deferred tax assets, operating loss carryforwards, state and local	16,800,000				17,800,000				16,800,000	17,800,000
Tax credits	32,600,000				23,400,000				32,600,000	23,400,000
Capital loss carryforwards	342,300,000				339,700,000				342,300,000	339,700,000
Investments	0				5,300,000				0	5,300,000
Insurance liabilities	744,400,000				738,900,000				744,400,000	738,900,000
Other	64,800,000				76,000,000				64,800,000	76,000,000
Gross deferred tax assets	2,646,100,000				2,753,400,000				2,646,100,000	2,753,400,000
Deferred tax liabilities:
Investments	(24,200,000)				0				(24,200,000)	0
Present value of future profits and deferred acquisition costs	(363,700,000)				(393,900,000)				(363,700,000)	(393,900,000)
Unrealized appreciation on investments	(434,800,000)				(140,300,000)				(434,800,000)	(140,300,000)
Gross deferred tax liabilities	(822,700,000)				(534,200,000)				(822,700,000)	(534,200,000)
Net deferred tax assets before valuation allowance	1,823,400,000				2,219,200,000				1,823,400,000	2,219,200,000
Valuation allowance	(938,400,000)				(1,081,400,000)				(938,400,000)	(1,081,400,000)
Net deferred tax assets	885,000,000				1,137,800,000				885,000,000	1,137,800,000
Current income taxes accrued	(19,600,000)				(10,800,000)				(19,600,000)	(10,800,000)
Income tax assets, net	865,400,000				1,127,000,000				865,400,000	1,127,000,000
Taxable Income From Life Companies Used in a Deferred Tax Valuation Model	3,300,000,000								3,300,000,000
Taxable Income From Non Life Companies Used in a Deferred Tax Valuation Model	230,000,000								230,000,000
Loss Limitation Based On Income Of Life Insurance Company	35.00%								35.00%
Loss Limitation Based On Loss Of Non Life Entities	35.00%								35.00%
Federal Long Term Tax Exempt Rate	3.55%								3.55%
Ownership Change Threshold Restricting Nol Useage	50.00%								50.00%
Loss on investment in Senior Health												742,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount Due to Classifying Loss as Ordinary									$ 160,000,000